INCOME TAXES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Applicable tax rate	27.00%	27.00%	27.00%
Unused tax losses for which deferred tax asset is recognised	$ 622,621	$ 512,449
Income tax relating to cash flow hedges of other comprehensive income	$ 13,546	$ 1,686	$ (4,474)
CHILE
Disclosure Of Income Tax [Line Items]
Applicable tax rate	27.00%
Argentina
Disclosure Of Income Tax [Line Items]
Applicable tax rate	25.00%	30.00%	35.00%
Effect of Special Tax		$ 3,000
Increase (decrease) deferred tax liabilities		(12,629)
BRAZIL
Disclosure Of Income Tax [Line Items]
Applicable tax rate	34.00%
URUGUAY
Disclosure Of Income Tax [Line Items]
Applicable tax rate	25.00%
UNITED STATES
Disclosure Of Income Tax [Line Items]
Applicable tax rate	21.00%
URUGUAY - UNITED STATES [Member]
Disclosure Of Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 152,898	$ 188,474